Schedule of related party transaction (Details) - Sino Dynamic Solutions Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Purchase of intangible assets		$ 501,140	$ 1,439,045	$ 2,551,184
Support and maintenance costs		$ 230,115	$ 606,857	$ 919,654